Share capital, dividend and earnings/(loss) per share - Share activity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Distribution by former parent of shares capital at Spin-off (in shares)			488.7
Reconciliation of Treasury Stock [Roll Forward]
Distribution by former parent of shares capital at Spin-off (in shares)			488.7
Issuance of additional registered shares (in shares)		8.0	3.0
Treasury stock, balance (in shares)	9.6
Balance (in shares)	499.7	491.7	0.0
Balance (in shares)	499.7	499.7	491.7
Common stock shares outstanding
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	489.2	488.3	0.0
Distribution by former parent of shares capital at Spin-off (in shares)			488.2
Settlement of equity-based awards (in shares)	0.9	0.9	0.1
Number of shares outstanding (in shares)	490.1	489.2	488.3
Reconciliation of Treasury Stock [Roll Forward]
Distribution by former parent of shares capital at Spin-off (in shares)			488.2
Treasury stock shares
Reconciliation of number of shares outstanding [abstract]
Distribution by former parent of shares capital at Spin-off (in shares)			0.5
Reconciliation of Treasury Stock [Roll Forward]
Treasury stock, balance (in shares)	10.5	3.4	0.0
Distribution by former parent of shares capital at Spin-off (in shares)			0.5
Issuance of additional registered shares (in shares)		8.0	3.0
Settlement of equity-based awards (in shares)	(0.9)	(0.9)	(0.1)
Treasury stock, balance (in shares)		10.5	3.4